Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. The subsidiaries operating in Hong Kong are subject to income taxes as described below.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5%, 16.5% and 16.5% for the years ended December 31, 2016, 2017 and 2018, respectively, to the estimated income earned in or derived from Hong Kong if applicable.

The Company recognizes interest expense and penalties related to income tax matters in interest and penalties expense within income tax expense. The sum of accrued interest or penalties accrued on the consolidated balance sheets accumulated to HK$3,187 on the consolidated balance sheets as at December 31, 2018. The Company had no significant unrecognized tax benefits at December 2017 and December 2018.

As of December 31, 2017 and 2018, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2017	2018
	HK$	HK$	HK$

Current tax
- Hong Kong	81	144	-
- Other countries	1,042	380	2,435
	1,123	524	2,435

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2017	2018
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	(69)	(208)	40
Current tax in other jurisdictions	1,042	380	2,039
Effect of income not chargeable for tax purpose	(152)	(2,732)	(12)
Effect of expenses not deductible for tax purpose	-	1,289	-
Tax effect of unused tax losses not recognized	221	1,795	368
Under provision in previous years	81	-	-
	1,123	524	2,435